SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
SHAREHOLDERS' EQUITY
Schedule of share capital

	June 30,		December 31,
	2023		2022
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.76	367,612,329	27.01
Controller	196,064,797	14.81	195,064,797	14.33
Managements and related persons	34,097,609	2.57	34,102,309	2.51
Alden Fundo de Investimento em Ações	26,154,744	1.98	26,154,744	1.91
	623,929,479	47.12	622,934,179	45.76
Treasury (Note 24.2)	32,466,900	2.45	51,911,569	3.81
Other shareholders	667,721,236	50.43	686,417,836	50.43
	1,324,117,615	100.00	1,361,263,584	100.00

Schedule of treasury shares

		Average cost	Historical	Market
	Quantity	per share	value	value
Balances at December 31, 2021	12,042,004	18.13	218,265	656,530
Realization in the restricted stock plan	130,435	18.13	2,365	8,156
Repurchase	40,000,000	47.61	1,904,424	1,904,424
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214
Repurchase	17,701,300	43.98	778,500	778,500
Canceled	37,145,969	40.84	1,517,224	1,570,532
Balances at June 30, 2023	32,466,900	42.55	1,381,600	1,435,686